Condensed Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Recurring and other revenue	$ 202,783	$ 172,472	$ 399,641	$ 339,918
Service and other sales revenue	6,358	5,826	11,749	10,837
Activation fees	2,985	2,509	6,089	4,305
Total revenues	212,126	180,807	417,479	355,060
Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	77,316	68,943	148,668	126,934
Selling expenses	46,275	37,343	81,073	66,223
General and administrative expenses	38,902	36,109	77,763	66,550
Depreciation and amortization	80,096	72,010	156,965	132,581
Restructuring and asset impairment recoveries	0	(725)	0	(680)
Total costs and expenses	242,589	213,680	464,469	391,608
Loss from operations	(30,463)	(32,873)	(46,990)	(36,548)
Other expenses (income):
Interest expense	54,958	47,447	108,639	92,865
Interest income	(47)	(11)	(104)	(23)
Other (income) loss, net	(1,869)	9,861	10,197	4,753
Loss before income taxes	(83,505)	(90,170)	(165,722)	(134,143)
Income tax expense (benefit)	732	(448)	1,151	672
Net loss	$ (84,237)	$ (89,722)	$ (166,873)	$ (134,815)